Investments (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 123,620	$ 119,979
AerDragon
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	16.70%
Equity investment in unconsolidated joint venture	$ 69,568	68,673
AerLift
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	39.30%
Equity investment in unconsolidated joint venture	$ 36,933	35,188
ACSAL
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	19.40%
Equity investment in unconsolidated joint venture	$ 17,119	$ 16,118